UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/16

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin Floating Rate Master Series
				% of Net
	Country	Shares	Value	Assets

Common Stocks (Cost $5,526,953)
Coal & Consumable Fuels
[a,b] Warrior Met Coal LLC, A	United States	2,894	$651,150	0.04

		Principal
		Amount*

Corporate Bonds (Cost $177,477)
Aerospace & Defense
[c,d] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20 .	United States	$177,477	18,565	0.00	†

[e] Senior Floating Rate Interests
Aerospace & Defense
Delos Finance S.A.R.L. (ILFC), Loans, 3.588%, 3/06/21	United States	11,910,526	12,008,788	0.82
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,923,628	3,707,828	0.25
Term B Loans, 4.50%, 4/09/20	United States	8,545,074	8,494,342	0.58
Leidos (Abacus Innovations Corp.), B Term Loan, 3.284%,
8/16/23	United States	1,591,381	1,605,804	0.11
			25,816,762	1.76
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%,
7/19/21	United States	750,335	749,398	0.05
Air Freight & Logistics
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21	United States	6,986,943	7,041,965	0.48
Airlines
Air Canada, Term Loan, 3.614%, 10/06/23	Canada	8,993,844	9,033,192	0.62
American Airlines Inc.,
2015 Term Loans, 3.25%, 6/27/20	United States	2,122,935	2,128,408	0.14
Class B Term Loans, 3.50%, 4/28/23	United States	7,302,214	7,319,900	0.50
Flying Fortress Inc. (ILFC), New Loan, 3.588%, 4/30/20.	United States	5,792,165	5,840,130	0.40
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	5,736,191	5,751,426	0.39
			30,073,056	2.05
Aluminum
Novelis Inc., Initial Term Loan, 4.00% - 4.088%, 6/02/22	Canada	7,840,104	7,873,424	0.54
Apparel Retail
[f] Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22 .	United States	22,942,275	23,030,826	1.57
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%,
6/18/21	United States	3,933,794	3,887,867	0.27
			26,918,693	1.84
Auto Parts & Equipment
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan,
7.00%, 7/29/17	United States	7,334,216	7,112,356	0.48
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%,
6/25/22	United States	20,238,856	20,306,150	1.39
			27,418,506	1.87

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Broadcasting
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	$11,310,077	$7,860,504	0.54
Gray Television Inc., Term Loan B, 3.938%, 6/13/21	United States	12,669,050	12,759,317	0.87
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	9,675,600	9,690,287	0.66
[f] Nexstar Broadcasting Group Inc., Term Loan B, 5.75%, 9/30/23	United States	6,639,130	6,673,514	0.46
Radio One Inc., Term Loan B, 5.04%, 12/31/18	United States	20,243,750	20,294,360	1.38
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%,
7/31/21	United States	1,479,156	1,487,476	0.10
			58,765,458	4.01
Cable & Satellite
Charter Communications Operating LLC (CCO Safari), Term A
Loan, 2.54%, 5/18/21	United States	13,646,844	13,587,139	0.93
CSC Holdings Inc. (Cablevision), 2016 Extended Term Loans,
3.876%, 10/11/24	United States	13,272,780	13,336,383	0.91
[f] UPC Financing Partnership, Facility AN, 4.08%, 8/31/24	Netherlands	4,074,543	4,100,519	0.28
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	15,351,034	15,426,192	1.05
			46,450,233	3.17
Casinos & Gaming
Aristocrat Technologies Inc., Term B-1 Loans, 3.631%, 10/20/21	United States	3,622,047	3,643,327	0.25
Boyd Gaming Corp., Term A Loan, 3.034%, 9/15/21	United States	2,435,722	2,424,810	0.17
[g] Cannery Casino Resorts LLC, Second Lien Term Loan, PIK (all
cash), 12.50% , 10/02/19	United States	3,656,562	3,677,890	0.25
Jack Ohio Finance LLC, Funded Term B Loans, 6.25%, 6/20/19	United States	17,412,442	17,426,946	1.19
Penn National Gaming Inc., Term A Facility Loans, 2.54%,
10/30/18	United States	3,145,335	3,139,438	0.21
			30,312,411	2.07
Coal & Consumable Fuels
[h] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	15,787,186	13,103,364	0.89
Second Lien Initial Term Loan, 11.75%, 2/16/21.	United States	2,232,389	1,841,721	0.13
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20.	United States	19,905,315	18,910,049	1.29
Peabody Energy Corp., Commitment (DIP Facility), 10.00%,
4/18/17	United States	2,189,202	2,288,629	0.16
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	3,738,552	3,000,188	0.20
			39,143,951	2.67
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	29,068,628	29,141,300	1.99
Communications Equipment
Ciena Corp.,
2016 Term Loans, 4.25%, 4/25/21	United States	1,268,283	1,274,625	0.09
Term Loan, 3.75%, 7/15/19	United States	9,593,031	9,640,996	0.66
CommScope Inc.,
Tranche 5 Term Loan, 3.75%, 12/29/22.	United States	9,364,621	9,427,785	0.64
[f] Tranche 5 Term Loan, 5.00%, 12/29/22.	United States	149,227	149,600	0.01
			20,493,006	1.40
Construction & Engineering
Ventia Pty. Ltd., Refinancing Term B Loans, 5.00%, 5/21/22	Australia	1,931,487	1,953,216	0.13

|2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Data Processing & Outsourced Services
[f] Global Payments Inc., Delayed Draw Term Loan (A-2), 4.75%,
10/31/21	United States	$14,422,908	$14,403,005	0.99
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20.	United States	15,333,439	14,969,270	1.02
			29,372,275	2.01
Diversified Chemicals
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	31,956,198	31,668,433	2.16
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18.	United States	11,991,127	12,025,794	0.82
[h] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	13,955,161	13,728,389	0.94
			57,422,616	3.92
Diversified Metals & Mining
FMG America Finance Inc. (Fortescue Metals Group), Loans,
3.75%, 6/30/19	Australia	24,934,572	24,946,267	1.70
Diversified Real Estate Activities
[f] Realogy Group LLC, Term Loan A, 2.526%, 10/23/20	United States	1,940,987	1,942,151	0.13
Electric Utilities
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	2,338,106	2,343,951	0.16
Term B Loans, 6.375%, 8/13/19	Australia	35,185,171	35,273,134	2.41
[f] EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%,
6/28/23	United States	2,515,670	2,543,972	0.17
			40,161,057	2.74
Electronic Equipment & Instruments
Zebra Technologies Corp., Refinancing Term Loan, 4.089%,
10/27/21	United States	278,174	281,419	0.02
Forest Products
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	10,064,458	9,712,202	0.66
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	12,828,921	12,970,039	0.89
Term Loan C, 8.00%, 5/01/19	United States	21,544,559	21,781,549	1.49
			44,463,790	3.04
General Merchandise Stores
Dollar Tree Inc.,
Term A-1 Loans, 2.25%, 7/06/20	United States	4,991,799	4,983,962	0.34
Term B-3 Loans, 3.00%, 7/06/22	United States	1,226,485	1,240,283	0.08
			6,224,245	0.42
Health Care Distributors
Team Health Inc., New Tranche B Term Loan, 3.838%, 11/23/22	United States	5,472,902	5,502,800	0.38
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,506,162	8,460,484	0.58
Term Loan, 5.00%, 6/07/19	United States	3,582,406	3,339,952	0.23
Mallinckrodt International Finance SA, Initial Term B Loan,
3.338%, 3/19/21	Luxembourg	8,149,228	8,146,686	0.55
			19,947,122	1.36

|3

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	$9,704,783	$9,718,428	0.66
Community Health Systems Inc., 2018 Term F Loans, 4.083%,
12/31/18	United States	30,010,501	29,404,919	2.01
			39,123,347	2.67
Health Care Services
DaVita Healthcare Partners Inc., Tranche A Term Loan, 2.284%,
6/24/19	United States	3,525,000	3,530,728	0.24
Household Products
Spectrum Brands Inc.,
Initial Term Loans, 3.50% - 5.25%, 6/23/22	United States	4,370,187	4,401,053	0.30
[f] Term Loans, 5.00%, 6/23/22	United States	299,731	302,978	0.02
			4,704,031	0.32
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.09%,
5/03/20	United States	14,412,610	14,354,066	0.98
[h] Calpine Corp.,
Term Loan (B5), 3.59%, 5/27/22	United States	9,267,969	9,300,555	0.63
Term Loan (B6), 4.00%, 1/15/23	United States	4,962,500	4,994,756	0.34
NRG Energy Inc., Term Loans, 3.50%, 6/30/23	United States	28,884,381	28,978,256	1.98
			57,627,633	3.93
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling), Second Lien Initial
Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,788,751	0.67
[f] Harsco Corp., Initial Term Loan, 7.50%, 11/01/23	United States	1,583,290	1,603,081	0.11
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	22,898,384	23,070,122	1.57
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%,
7/30/21	Australia	20,783,279	16,730,539	1.14
			51,192,493	3.49
Integrated Telecommunication Services
Global Tel*Link Corp.,
[f] Second Lien Term Loan, 9.00%, 11/20/20	United States	1,477,432	1,426,646	0.10
Term Loan, 5.00%, 5/23/20	United States	3,606,597	3,514,178	0.24
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%,
6/30/19	Luxembourg	1,592,597	1,525,906	0.10
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	7,496,481	7,496,481	0.51
			13,963,211	0.95
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	16,818,186	16,620,220	1.14
[f] Rackspace Hosting Inc., Term B Loan, 6.50%, 11/03/23	United States	2,638,816	2,657,430	0.18
			19,277,650	1.32
IT Consulting & Other Services
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/29/19	United States	11,214,957	10,672,905	0.73
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	12,758,763	12,535,485	0.86
Fitness International LLC, Term B Loan, 6.00%, 7/01/20	United States	20,696,176	20,734,981	1.41
			33,270,466	2.27

|4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Leisure Products
Scientific Games International Inc., Term B-1 Loan, 6.00%,
10/18/20	United States	$11,845,451	$11,923,714	0.81
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	20,064,973	18,422,153	1.26
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term
Loan, 8.75%, 7/31/22	United States	9,037,800	8,924,827	0.61
Movies & Entertainment
[f] AMC Entertainment Holdings Inc., 2016 Incremental Term Loan,
5.25%, 12/15/23	United States	526,341	524,672	0.04
[f] Lions Gate Entertainment Corp., Term Loan A, 5.00%, 10/12/21	United States	7,000,000	6,930,000	0.47
[f] Live Nation Entertainment Inc., Term B-2 Loans, 5.00%, 10/31/23.	United States	3,334,781	3,343,118	0.23
Regal Cinemas Corp., Term Loan, 3.50%, 4/01/22	United States	5,582,935	5,620,157	0.38
			16,417,947	1.12
Oil & Gas Equipment & Services
[f] McDermott Finance LLC, Term Loan, 8.25% - 8.484%, 4/16/19	United States	5,096,796	5,147,764	0.35
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	29,539,396	27,250,094	1.86
[d,h] Samson Investment Co., Second Lien Tranche I Term Loan,
5.00%, 9/25/18	United States	9,960,000	2,415,300	0.16
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21 .	United States	20,686,736	17,687,159	1.21
			47,352,553	3.23
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,290,236	9,220,559	0.63
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19.	United States	7,851,173	7,846,266	0.54
			17,066,825	1.17
Packaged Foods & Meats
CSM Bakery Supplies LLC,
Second Lien Term Loan, 8.75%, 7/03/21.	United States	4,346,846	3,928,462	0.27
[f] Term Loans, 5.00%, 7/03/20	United States	2,740,550	2,672,894	0.18
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20	United States	3,691,498	3,691,498	0.25
Initial Term Loan, 3.75%, 5/25/18	United States	3,460,932	3,465,258	0.24
			13,758,112	0.94
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	23,139,023	21,808,529	1.49
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo, 2014 Term A
Loans, 3.063%, 2/28/19	United States	5,874,126	5,903,497	0.40
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.75%, 9/25/22	United States	18,299,578	18,296,724	1.25
Grifols Worldwide Operations USA Inc., U.S. Tranche B Term
Loan, 3.46%, 2/27/21	United States	17,958,964	18,138,553	1.24
[f] Horizon Pharma Inc., Incremental Term B-1 Loan, 7.00%,
5/07/21	United States	527,763	530,732	0.04
[f] RPI Finance Trust, Term A-2 Term Loan A, 4.75%, 10/14/20	United States	4,392,015	4,369,308	0.30

|5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International Inc.,
[f] Series A-3 Tranche A Term Loan, 4.29%, 10/20/18	United States	$8,353,322	$8,341,143	0.57
Series C-2 Tranche B Term Loan, 5.25%, 12/11/19	United States	19,020,550	19,034,815	1.30
[f] Series D-2 Tranche B Term Loan, 5.00%, 2/13/19	United States	12,072,163	12,071,088	0.82
Series F-1 Tranche B Term Loan, 5.50%, 4/01/22	United States	1,443,732	1,446,169	0.10
			88,132,029	6.02
Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC (Yum Brands), Term B Loans, 3.286%, 6/16/23	United States	4,493,236	4,543,785	0.31
Semiconductor Equipment
MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 5/01/23 .	United States	1,422,830	1,438,243	0.10
Semiconductors
Avago Technologies Cayman Finance Ltd., Term B-3 Loans,
3.535%, 2/01/23	Singapore	13,086,716	13,238,038	0.91
MACOM Technology Solutions Holdings Inc., Initial Term Loan,
4.628%, 5/07/21	United States	8,449,573	8,544,630	0.58
NXP BV/NXP Funding LLC, Tranche F Loan, 3.405%, 12/07/20	United States	9,328,201	9,371,195	0.64
[f] ON Semiconductor Corp., 2016 Replacement Term Loans,
3.777%, 3/31/23	United States	12,372,362	12,458,523	0.85
			43,612,386	2.98
Specialized Consumer Services
Avis Budget Car Rental LLC, Extended Tranche B Term Loan,
3.34%, 3/15/22	United States	3,510,118	3,541,271	0.24
Sabre GLBL Inc., Incremental Term A Loan, 3.338%, 7/18/21.	United States	13,456,250	13,426,511	0.92
			16,967,782	1.16
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified
Refinancing Term, 3.75%, 2/01/20	United States	6,426,563	6,481,459	0.44
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%,
1/17/20	United States	13,889,020	13,611,239	0.93
Solenis International LP and Solenis Holdings 3 LLC, Second
Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,210,731	0.22
			23,303,429	1.59
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	13,971,089	10,949,841	0.75
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement
Loans, 8.50%, 3/26/20	United States	12,571,332	12,646,760	0.86
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	24,902,067	23,096,668	1.58
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22	United States	16,663,265	16,715,337	1.14
			63,408,606	4.33
Technology Distributors
Dell International LLC, Term A-3 Loan, 2.54%, 12/31/18	United States	18,155,575	18,164,090	1.24
Technology Hardware, Storage & Peripherals
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23.	United States	4,048,672	4,100,548	0.28
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.86%,
4/30/19	United States	5,361,501	5,402,672	0.37

|6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[e] Senior Floating Rate Interests (continued)
Trucking
The Hertz Corp., Tranche B-1 Term Loan, 3.50%, 6/30/23	United States	$10,691,783	$10,772,923	0.74
Total Senior Floating Rate Interests
(Cost $1,278,344,295)			1,256,446,502	85.77

Asset-Backed Securities
Other Diversified Financial Services
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,118,780	0.08
[e,i] Atrium IX, 9A, C, 144A, FRN, 4.079%, 2/28/24	United States	1,200,000	1,201,716	0.08
[e,i] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 4.081%, 10/20/26	United States	2,100,000	2,111,382	0.14
[e,i] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, A, 144A, FRN, 2.287%, 5/15/25	United States	3,200,000	3,211,840	0.22
2014-4A, C, 144A, FRN, 4.03%, 10/15/26	United States	2,600,000	2,607,774	0.18
[e,i] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.486%, 1/27/25	United States	1,100,000	1,086,767	0.07
2014-2A, B, 144A, FRN, 3.882%, 10/18/26	United States	3,500,000	3,502,170	0.24
[e,i] Cent CLO LP,
2013-17A, B, 144A, FRN, 3.887%, 1/30/25	United States	800,000	807,720	0.06
2014-22A, B, 144A, FRN, 3.988%, 11/07/26	United States	3,200,000	3,230,496	0.22
[e,i] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.731%,
7/20/26	United States	800,000	798,400	0.06
[e,i] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.33%, 7/15/26	United States	2,650,000	2,650,159	0.18
2014-1A, B, 144A, FRN, 2.93%, 7/15/26	United States	2,650,000	2,653,259	0.18
2014-1A, C, 144A, FRN, 3.88%, 7/15/26	United States	2,290,000	2,288,741	0.16
[i] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,112,166	0.08
[i] Flatiron CLO Ltd., 2014-1A, A1, 144A, 2.26%, 7/17/26	United States	21,500,000	21,501,720	1.47
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	1,190,000	1,210,075	0.08
[e,i] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 4.081%, 10/20/26.	United States	2,400,000	2,401,416	0.16
[e,i] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.21%,
7/25/29	United States	7,100,000	7,097,373	0.48
[e,i] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.272%, 7/18/28	United States	1,460,000	1,461,489	0.10
[e,i] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN,
2.261%, 5/21/27	United States	1,530,000	1,528,853	0.10
[e,i] Octagon Investment Partners XVII Ltd., 2013-1A, A1, 144A, FRN,
2.212%, 10/25/25	United States	1,310,000	1,309,673	0.09
[e,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.78%, 4/15/24	United States	800,000	798,416	0.06
2013-2A, B, 144A, FRN, 3.562%, 4/25/25	United States	800,000	787,840	0.05
2015-1A, A1, 144A, FRN, 2.362%, 4/18/27	United States	3,210,000	3,209,872	0.22
[e,i] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.98%, 10/17/26	United States	480,000	480,446	0.03
Total Asset-Backed Securities
(Cost $69,955,261)			70,168,543	4.79

Total Investments before Short Term
Investments (Cost $1,354,003,986)			1,327,284,760	90.60

|7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (Cost $152,870,502)
Repurchase Agreements
Joint Repurchase Agreement, 0.309%, 11/01/16
(Maturity Value $152,871,815)
BNP Paribas Securities Corp. (Maturity Value $60,275,828)
Deutsche Bank Securities Inc. (Maturity Value $23,277,791)
HSBC Securities (USA) Inc. (Maturity Value $60,275,828)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $9,042,368)
Collateralized by U.S. Government Agency Securities, 0.00%
- 2.375%, 4/28/17 - 9/10/21; and U.S. Treasury Note, 0.00%
- 2.375%, 1/15/17 - 6/30/21; (valued at $156,013,929)	United States	$152,870,502	$152,870,502	10.44
Total Investments (Cost $1,506,874,488)			1,480,155,262	101.04
Other Assets, less Liabilities.			(15,221,340)	(1.04)
Net Assets			$1,464,933,922	100.00

See Abbreviations on page 15.

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 4 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days.
dDefaulted security or security for which income has been deemed uncollectible.
eThe coupon rate shown represents the rate at period end.
fA portion or all of the security purchased on a delayed delivery basis.
gIncome may be received in additional securities and/or cash.
hAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
October 31, 2016, the aggregate value of these securities was $70,168,543, representing 4.8% of net assets.

|8

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Principal
	Country	Amount	Value

[a] Senior Floating Rate Interests 87.4%
Aerospace & Defense 2.9%
[b] Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	$13,917,467	$13,152,006
Auto Parts & Equipment 10.3%
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 11.00%, 1/29/18	United States	14,535,866	12,682,543
Term Loan, 7.00%, 7/29/17	United States	35,004,954	33,946,054
			46,628,597
Casinos & Gaming 6.0%
[c] Cannery Casino Resorts LLC, Second Lien Term Loan, PIK (all cash), 12.50% ,
10/02/19	United States	7,480,162	7,523,794
Jack Ohio Finance LLC, Funded Term B Loans, 6.25%, 6/20/19	United States	19,477,674	19,493,899
			27,017,693
Coal & Consumable Fuels 4.1%
Foresight Energy LLC, Term Loans, 6.50%, 8/23/20	United States	9,618,410	9,137,489
Peabody Energy Corp., Commitment (DIP Facility), 10.00%, 4/18/17	United States	4,798,677	5,016,619
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	5,416,382	4,346,647
			18,500,755
Forest Products 9.3%
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	18,081,813	18,280,713
Term Loan C, 8.00%, 5/01/19	United States	23,678,963	23,939,431
			42,220,144
Health Care Equipment 4.2%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	21,275,959	18,935,604
Term Loan, 5.00%, 6/07/19	United States	32,761	30,543
			18,966,147
Industrial Machinery 4.2%
Alfred Fueling Systems Inc. (Wayne Fueling), Second Lien Initial Term Loan, 8.50%,
6/20/22	United States	18,827,449	18,968,655
Integrated Telecommunication Services 1.3%
[b] Global Tel*Link Corp., Second Lien Term Loan, 9.00%, 11/20/20	United States	4,170,856	4,027,483
Securus Technologies Holdings Inc., Second Lien Term Loan, 9.00%, 4/17/21	United States	2,000,000	1,931,250
			5,958,733
Internet Software & Services 1.9%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	8,703,595	8,601,145
IT Consulting & Other Services 6.9%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	32,828,406	31,241,711
Metal & Glass Containers 1.0%
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 8.75%, 7/31/22	United States	4,720,613	4,661,605
Oil & Gas Exploration & Production 12.3%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18.	United States	15,437,618	14,241,203
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	48,586,903	41,541,802
			55,783,005
Packaged Foods & Meats 2.6%
[b] CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%, 7/03/21	United States	13,060,872	11,803,763

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount	Value

[a] Senior Floating Rate Interests (continued)
Personal Products 1.1%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	$5,423,466	$5,111,616
Specialty Chemicals 5.8%
HII Holding Corp., Second Lien Term Loan, 9.75%, 12/21/20	United States	9,477,092	9,382,321
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	15,510,000	15,199,800
Solenis International LP and Solenis Holdings 3 LLC, Second Lien Term Loan, 7.75%,
7/31/22	United States	1,840,400	1,807,043
			26,389,164
Specialty Stores 13.5%
[b] 99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	18,966,869	14,865,284
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20 .	United States	13,086,570	13,165,089
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	35,702,303	33,113,886
			61,144,259
Total Senior Floating Rate Interests
(Cost $377,554,582)			396,148,998
Other Assets, less Liabilities 12.6%			57,324,543
Net Assets 100.0%.			$453,473,541

See Abbreviations on page 15.

aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cIncome may be received in additional securities and/or cash.

|10

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, October 31, 2016 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value

[a] Senior Floating Rate Interests 84.0%
Aerospace & Defense 2.9%
[b] Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	$5,623,654	$5,314,353
Term B Loans, 4.50%, 4/09/20	United States	4,902,936	4,873,827
			10,188,180
Air Freight & Logistics 0.2%
XPO Logistics Inc., Refinancing Term Loans, 4.25%, 10/30/21	United States	542,298	546,568
Auto Parts & Equipment 0.2%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	616,091	618,140
Broadcasting 0.4%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20.	United States	1,872,293	1,301,244
Casinos & Gaming 0.8%
Aristocrat Technologies Inc., Term B-1 Loans, 3.631%, 10/20/21	United States	738,434	742,772
[b] Jack Ohio Finance LLC, Funded Term B Loans, 6.25%, 6/20/19	United States	2,077,916	2,079,647
			2,822,419
Commodity Chemicals 9.0%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	32,186,122	32,266,587
Diversified Chemicals 3.2%
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,013,260	2,986,125
[c] OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	8,696,892	8,555,568
			11,541,693
Electric Utilities 2.1%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	429,534	430,608
Term B Loans, 6.375%, 8/13/19	Australia	6,462,002	6,478,157
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.25%, 6/28/23.	United States	735,735	744,012
			7,652,777
Food Retail 0.6%
Smart and Final LLC, First Lien Term Loan, 4.25% - 4.338%, 11/15/22	United States	2,000,000	2,000,312
Forest Products 4.3%
Appvion Inc., Term Loan, 6.25%, 6/28/19	United States	15,882,251	15,326,372
Health Care Equipment 4.7%
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	7,409,383	6,594,351
Term Loan, 5.00%, 6/07/19	United States	10,838,235	10,104,714
			16,699,065
Household Products 0.0%†
[b] Spectrum Brands Inc., Term Loans, 5.00%, 6/23/22	United States	155,391	157,074
Industrial Machinery 12.1%
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	16,477,186	16,600,765
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	32,857,919	26,450,624
			43,051,389
Integrated Telecommunication Services 3.7%
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23	United States	1,024,954	1,032,642
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	8,695,848	8,473,016
Securus Technologies Holdings Inc., Initial Term Loan, 4.75%, 4/30/20.	United States	3,790,233	3,742,855
			13,248,513

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[a] Senior Floating Rate Interests (continued)
Internet Software & Services 4.9%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	$17,739,920	$17,531,104
Oil & Gas Equipment & Services 1.8%
McDermott Finance LLC, Term Loan, 8.25% - 8.484%, 4/16/19	United States	6,276,614	6,339,380
Oil & Gas Exploration & Production 5.3%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18.	United States	18,287,775	16,870,473
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	2,493,622	2,132,047
			19,002,520
Personal Products 19.4%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	73,589,647	69,358,242
Pharmaceuticals 0.4%
[b] RPI Finance Trust, Term A-2 Term Loan A, 4.75%, 10/14/20	United States	1,598,517	1,590,253
Semiconductors 0.3%
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.628%, 5/07/21	United States	1,075,199	1,087,295
Specialized Consumer Services 1.1%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.75%, 5/02/22	United States	3,883,156	3,915,192
Specialty Chemicals 2.3%
[b] Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	8,517,179	8,346,836
Specialty Stores 3.5%
[b] 99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	13,565,369	10,631,858
PetSmart Inc., Tranche B-2 Loans, 4.00%, 3/11/22.	United States	2,030,641	2,036,986
			12,668,844
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp., Term Loan B-1, 4.50%, 4/29/23	United States	2,754,052	2,789,340
Total Senior Floating Rate Interests
(Cost $295,794,808)			300,049,339
Other Assets, less Liabilities 16.0%			56,984,028
Net Assets 100.0%.			$357,033,367

See Abbreviations on page 15.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cAt October 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

|12

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|13

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Lower Tier	Middle Tier
	Floating Rate	Floating	Floating
	Master Series	Rate Fund	Rate Fund

Cost of investments	$1,507,612,115	$377,571,363	$296,502,030

Unrealized appreciation	$11,905,534	$20,401,708	$9,543,537
Unrealized depreciation	(39,362,387)	(1,824,073)	(5,996,228)
Net unrealized appreciation (depreciation)	$(27,456,853)	$18,577,635	$3,547,309

4. RESTRICTED SECURITIES

At October 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

	Acquisition
Shares Issuer	Date	Cost	Value
Franklin Floating Rate Master Series
2,894 Warrior Met Coal LLC, A (Value is 0.0%† of Net Assets)	7/31/14 - 9/19/14	$5,526,953	$651,150

†Rounds to less than 0.1% of net assets.

5. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At October 31, 2016, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Master Series
BMC Software Finance, Inc., Initial U.S. Revolving Commitment	$9,593,418

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

|14

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:[a]
Coal & Consumable Fuels	$—	$—	$651,150	$651,150
Corporate Bonds	—	—	18,565	18,565
Senior Floating Rate Interests	—	1,256,446,502	—	1,256,446,502
Asset-Backed Securities.	—	70,168,543	—	70,168,543
Short Term Investments	—	152,870,502	—	152,870,502
Total Investments in Securities	$—	$1,479,485,547	$669,715	$1,480,155,262

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$6,526	$—	$6,526

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$—	$396,148,998	$—	$396,148,998

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$—	$300,049,339	$—	$300,049,339

aIncludes common stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
FRN	Floating Rate Note
PIK	Payment-In-Kind

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|15

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date December 27, 2016

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date December 27, 2016